MFS Global Leaders Fund (Prospectus Summary) | MFS Global Leaders Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-13 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Global Leaders Fund	A		B	C	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none
[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Global Leaders Fund		A	B	C	I
Management Fee		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		4.41%	4.41%	4.41%	4.41%
Total Annual Fund Operating Expenses		5.56%	6.31%	6.31%	5.31%
Fee Reductions and/or Expense Reimbursements	[1]	(4.11%)	(4.11%)	(4.11%)	(4.11%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.45%	2.20%	2.20%	1.20%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.45% of the fund's average daily net assets annually for Class A shares, 2.20% of the fund's average daily net assets annually for each of Class B and Class C shares, and 1.20% of the fund's average daily net assets annually for Class I shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2013.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Global Leaders Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A	Class A Shares	714	1,793	2,860	5,476
B	Class B Shares assuming redemption at end of period	623	1,803	2,946	5,597
C	Class C Shares assuming redemption at end of period	323	1,503	2,751	5,728
I	Class I Shares	122	1,221	2,313	5,014

Expense Example, No Redemption MFS Global Leaders Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	223	1,503	2,751	5,597
C	Class C Shares assuming no redemption at end of period	223	1,503	2,751	5,728

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance. For the period from the fund's commencement of operations on
September 28, 2011 to the fund's fiscal year end of August 31, 2012, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in U.S. and foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for such securities.

MFS focuses on investing the fund's assets in companies that MFS believes are leaders in their respective industries based on factors such as the strength and durability of their business models and/or strong competitive positions. These companies typically have (or offer products and/or services that have)
well-recognized brand names and/or other valuable intangible assets, such as a patent, copyright, or distribution platform.

MFS will invest at least 25% of the fund's assets in issuers in industries in the consumer staples, leisure, and retailing sectors. Consumer staples are generally products for which demand tends to remain stable over economic cycles, such as food, beverages, tobacco, and household and personal care products.
Leisure and retailing products and services are generally non-essential products or services for which demand tends to increase as consumers' disposable income increases, such as apparel, electronics, home furnishings, restaurants, and travel and entertainment products and services.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund's assets in a single issuer or a small number of issuers

MFS generally invests the fund's assets in 50 or fewer issuers.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk: Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Consumer Staples, Leisure, and Retailing Concentration Risk: The fund's performance may be closely tied to the performance of issuers in industries in the consumer staples, leisure, and retailing sectors, and, as a result, can be more volatile than the performance of more broadly-diversified funds. The consumer staples, leisure, and retailing sectors can be affected by competition, economic trends, consumer confidence, and demographic and product trends.

Foreign and Emerging Markets Risk: Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical, and other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, and other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Non-Diversification Risk: Because MFS may invest a relatively large percentage of the fund's assets in a single issuer or small number of issuers, the fund's performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Investment Selection Risk:  MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table are not included because the fund has not had a full calendar year of operations.